Credit risk management - Credit risk by industry (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Credit risk management
Loans	$ 811,335	$ 777,687
Total all other on balance sheet	254,168	240,005
Undrawn credit commitments	212,111	206,151
Total gross credit risk	1,277,614	1,223,843
Australia
Credit risk management
Loans	708,928	678,272
Total all other on balance sheet	218,184	199,861
Undrawn credit commitments	176,198	171,190
Total gross credit risk	1,103,310	1,049,323
New Zealand
Credit risk management
Loans	94,597	93,326
Total all other on balance sheet	21,992	22,721
Undrawn credit commitments	24,850	25,739
Total gross credit risk	141,439	141,786
Other overseas
Credit risk management
Loans	7,810	6,089
Total all other on balance sheet	13,992	17,423
Undrawn credit commitments	11,063	9,222
Total gross credit risk	32,865	32,734
Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	9,810	8,818
Total all other on balance sheet	26	22
Undrawn credit commitments	1,637	1,619
Total gross credit risk	11,473	10,459
Accommodation, cafes and restaurants | New Zealand
Credit risk management
Loans	313	318
Total all other on balance sheet	3	1
Undrawn credit commitments	32	33
Total gross credit risk	348	352
Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	85	107
Undrawn credit commitments	11	10
Total gross credit risk	96	117
Agriculture, forestry and fishing | Australia
Credit risk management
Loans	13,733	11,894
Total all other on balance sheet	40	52
Undrawn credit commitments	2,713	2,695
Total gross credit risk	16,486	14,641
Agriculture, forestry and fishing | New Zealand
Credit risk management
Loans	8,352	8,826
Total all other on balance sheet	41	62
Undrawn credit commitments	573	627
Total gross credit risk	8,966	9,515
Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	2	3
Undrawn credit commitments	1	1
Total gross credit risk	3	4
Construction | Australia
Credit risk management
Loans	7,900	7,140
Total all other on balance sheet	33	37
Undrawn credit commitments	4,623	4,496
Total gross credit risk	12,556	11,673
Construction | New Zealand
Credit risk management
Loans	385	408
Total all other on balance sheet	1	2
Undrawn credit commitments	566	460
Total gross credit risk	952	870
Construction | Other overseas
Credit risk management
Loans	34	60
Undrawn credit commitments	73	127
Total gross credit risk	107	187
Finance and insurance | Australia
Credit risk management
Loans	29,484	28,162
Total all other on balance sheet	112,860	131,658
Undrawn credit commitments	13,801	13,718
Total gross credit risk	156,145	173,538
Finance and insurance | New Zealand
Credit risk management
Loans	4,757	4,440
Total all other on balance sheet	11,364	13,347
Undrawn credit commitments	1,838	2,414
Total gross credit risk	17,959	20,201
Finance and insurance | Other overseas
Credit risk management
Loans	3,656	2,414
Total all other on balance sheet	9,447	14,091
Undrawn credit commitments	4,964	4,417
Total gross credit risk	18,067	20,922
Government, administration and defence | Australia
Credit risk management
Loans	811	1,030
Total all other on balance sheet	99,830	62,231
Undrawn credit commitments	1,558	1,414
Total gross credit risk	102,199	64,675
Government, administration and defence | New Zealand
Credit risk management
Loans	210	183
Total all other on balance sheet	8,820	7,598
Undrawn credit commitments	812	809
Total gross credit risk	9,842	8,590
Government, administration and defence | Other overseas
Credit risk management
Total all other on balance sheet	4,389	3,218
Total gross credit risk	4,389	3,218
Manufacturing | Australia
Credit risk management
Loans	9,997	9,721
Total all other on balance sheet	499	824
Undrawn credit commitments	8,361	7,489
Total gross credit risk	18,857	18,034
Manufacturing | New Zealand
Credit risk management
Loans	1,785	2,142
Total all other on balance sheet	58	33
Undrawn credit commitments	1,444	1,378
Total gross credit risk	3,287	3,553
Manufacturing | Other overseas
Credit risk management
Loans	958	212
Total all other on balance sheet	3	1
Undrawn credit commitments	1,500	1,639
Total gross credit risk	2,461	1,852
Mining | Australia
Credit risk management
Loans	2,865	2,506
Total all other on balance sheet	415	520
Undrawn credit commitments	3,038	3,364
Total gross credit risk	6,318	6,390
Mining | New Zealand
Credit risk management
Loans	151	156
Total all other on balance sheet	2	4
Undrawn credit commitments	125	72
Total gross credit risk	278	232
Mining | Other overseas
Credit risk management
Loans	28	33
Undrawn credit commitments	931	666
Total gross credit risk	959	699
Property | Australia
Credit risk management
Loans	60,767	55,970
Total all other on balance sheet	546	668
Undrawn credit commitments	13,771	13,342
Total gross credit risk	75,084	69,980
Property | New Zealand
Credit risk management
Loans	7,604	7,011
Total all other on balance sheet	649	618
Undrawn credit commitments	1,080	1,291
Total gross credit risk	9,333	8,920
Property | Other overseas
Credit risk management
Loans	472	466
Total all other on balance sheet	2	1
Undrawn credit commitments	37	43
Total gross credit risk	511	510
Property services and business services | Australia
Credit risk management
Loans	14,321	13,468
Total all other on balance sheet	149	207
Undrawn credit commitments	7,921	6,542
Total gross credit risk	22,391	20,217
Property services and business services | New Zealand
Credit risk management
Loans	962	996
Total all other on balance sheet	121	111
Undrawn credit commitments	357	418
Total gross credit risk	1,440	1,525
Property services and business services | Other overseas
Credit risk management
Loans	503	543
Total all other on balance sheet	35	22
Undrawn credit commitments	797	400
Total gross credit risk	1,335	965
Services | Australia
Credit risk management
Loans	13,015	13,464
Total all other on balance sheet	108	86
Undrawn credit commitments	8,369	8,546
Total gross credit risk	21,492	22,096
Services | New Zealand
Credit risk management
Loans	1,961	1,621
Total all other on balance sheet	45	26
Undrawn credit commitments	823	1,106
Total gross credit risk	2,829	2,753
Services | Other overseas
Credit risk management
Loans	36	196
Total all other on balance sheet		2
Undrawn credit commitments	629	335
Total gross credit risk	665	533
Trade | Australia
Credit risk management
Loans	15,159	14,101
Total all other on balance sheet	366	452
Undrawn credit commitments	9,933	9,457
Total gross credit risk	25,458	24,010
Trade | New Zealand
Credit risk management
Loans	2,164	2,409
Total all other on balance sheet	32	25
Undrawn credit commitments	1,154	1,118
Total gross credit risk	3,350	3,552
Trade | Other overseas
Credit risk management
Loans	909	999
Total all other on balance sheet	3	3
Undrawn credit commitments	1,813	1,359
Total gross credit risk	2,725	2,361
Transport and storage | Australia
Credit risk management
Loans	10,289	8,862
Total all other on balance sheet	681	668
Undrawn credit commitments	6,313	5,440
Total gross credit risk	17,283	14,970
Transport and storage | New Zealand
Credit risk management
Loans	661	763
Total all other on balance sheet	105	115
Undrawn credit commitments	362	404
Total gross credit risk	1,128	1,282
Transport and storage | Other overseas
Credit risk management
Loans	527	438
Total all other on balance sheet	15	6
Undrawn credit commitments	108	132
Total gross credit risk	650	576
Utilities | Australia
Credit risk management
Loans	8,175	7,306
Total all other on balance sheet	983	924
Undrawn credit commitments	8,373	5,879
Total gross credit risk	17,531	14,109
Utilities | New Zealand
Credit risk management
Loans	1,621	1,566
Total all other on balance sheet	557	606
Undrawn credit commitments	1,340	1,488
Total gross credit risk	3,518	3,660
Utilities | Other overseas
Credit risk management
Loans	232	233
Total all other on balance sheet	1	1
Undrawn credit commitments	139	39
Total gross credit risk	372	273
Retail lending | Australia
Credit risk management
Loans	511,025	494,306
Total all other on balance sheet	1,056	936
Undrawn credit commitments	84,006	85,644
Total gross credit risk	596,087	580,886
Retail lending | New Zealand
Credit risk management
Loans	63,563	62,339
Total all other on balance sheet	117	92
Undrawn credit commitments	14,221	13,960
Total gross credit risk	77,901	76,391
Retail lending | Other overseas
Credit risk management
Loans	328	347
Total all other on balance sheet		3
Undrawn credit commitments	13	14
Total gross credit risk	341	364
Other | Australia
Credit risk management
Loans	1,577	1,524
Total all other on balance sheet	592	576
Undrawn credit commitments	1,781	1,545
Total gross credit risk	3,950	3,645
Other | New Zealand
Credit risk management
Loans	108	148
Total all other on balance sheet	77	81
Undrawn credit commitments	123	161
Total gross credit risk	308	390
Other | Other overseas
Credit risk management
Loans	40	38
Total all other on balance sheet	97	75
Undrawn credit commitments	47	40
Total gross credit risk	184	153
Parent Entity
Credit risk management
Loans	713,981	681,834
Total all other on balance sheet	287,444	273,062
Undrawn credit commitments	187,862	180,813
Total gross credit risk	1,189,287	1,135,709
Parent Entity | Australia
Credit risk management
Loans	706,486	675,995
Total all other on balance sheet	266,199	247,097
Undrawn credit commitments	176,198	171,189
Total gross credit risk	1,148,883	1,094,281
Parent Entity | New Zealand
Credit risk management
Loans	306	369
Total all other on balance sheet	8,757	9,828
Undrawn credit commitments	708	628
Total gross credit risk	9,771	10,825
Parent Entity | Other overseas
Credit risk management
Loans	7,189	5,470
Total all other on balance sheet	12,488	16,137
Undrawn credit commitments	10,956	8,996
Total gross credit risk	30,633	30,603
Parent Entity | Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	9,777	8,784
Total all other on balance sheet	26	22
Undrawn credit commitments	1,637	1,619
Total gross credit risk	11,440	10,425
Parent Entity | Accommodation, cafes and restaurants | New Zealand
Credit risk management
Total all other on balance sheet	2
Total gross credit risk	2
Parent Entity | Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	74	75
Undrawn credit commitments	11	10
Total gross credit risk	85	85
Parent Entity | Agriculture, forestry and fishing | Australia
Credit risk management
Loans	13,659	11,828
Total all other on balance sheet	40	52
Undrawn credit commitments	2,713	2,695
Total gross credit risk	16,412	14,575
Parent Entity | Agriculture, forestry and fishing | New Zealand
Credit risk management
Total all other on balance sheet	11	29
Undrawn credit commitments	4	4
Total gross credit risk	15	33
Parent Entity | Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	1	2
Undrawn credit commitments	1	1
Total gross credit risk	2	3
Parent Entity | Construction | Australia
Credit risk management
Loans	7,188	6,540
Total all other on balance sheet	31	36
Undrawn credit commitments	4,623	4,496
Total gross credit risk	11,842	11,072
Parent Entity | Construction | New Zealand
Credit risk management
Loans	2	4
Undrawn credit commitments	78	52
Total gross credit risk	80	56
Parent Entity | Construction | Other overseas
Credit risk management
Loans	24	53
Undrawn credit commitments	66	109
Total gross credit risk	90	162
Parent Entity | Finance and insurance | Australia
Credit risk management
Loans	29,430	28,098
Total all other on balance sheet	160,947	178,999
Undrawn credit commitments	13,801	13,718
Total gross credit risk	204,178	220,815
Parent Entity | Finance and insurance | New Zealand
Credit risk management
Total all other on balance sheet	5,969	7,484
Undrawn credit commitments	112	112
Total gross credit risk	6,081	7,596
Parent Entity | Finance and insurance | Other overseas
Credit risk management
Loans	3,648	2,408
Total all other on balance sheet	9,047	14,196
Undrawn credit commitments	4,957	4,409
Total gross credit risk	17,652	21,013
Parent Entity | Government, administration and defence | Australia
Credit risk management
Loans	809	1,028
Total all other on balance sheet	99,831	62,231
Undrawn credit commitments	1,558	1,414
Total gross credit risk	102,198	64,673
Parent Entity | Government, administration and defence | New Zealand
Credit risk management
Total all other on balance sheet	2,087	1,761
Undrawn credit commitments	2	2
Total gross credit risk	2,089	1,763
Parent Entity | Government, administration and defence | Other overseas
Credit risk management
Total all other on balance sheet	3,288	1,831
Total gross credit risk	3,288	1,831
Parent Entity | Manufacturing | Australia
Credit risk management
Loans	9,811	9,544
Total all other on balance sheet	496	824
Undrawn credit commitments	8,361	7,489
Total gross credit risk	18,668	17,857
Parent Entity | Manufacturing | New Zealand
Credit risk management
Loans	35	43
Total all other on balance sheet	55	26
Undrawn credit commitments	82	85
Total gross credit risk	172	154
Parent Entity | Manufacturing | Other overseas
Credit risk management
Loans	895	195
Total all other on balance sheet	4	1
Undrawn credit commitments	1,498	1,637
Total gross credit risk	2,397	1,833
Parent Entity | Mining | Australia
Credit risk management
Loans	2,816	2,464
Total all other on balance sheet	415	520
Undrawn credit commitments	3,038	3,364
Total gross credit risk	6,269	6,348
Parent Entity | Mining | New Zealand
Credit risk management
Total all other on balance sheet	1	3
Undrawn credit commitments	61
Total gross credit risk	62	3
Parent Entity | Mining | Other overseas
Credit risk management
Loans	2	6
Undrawn credit commitments	928	663
Total gross credit risk	930	669
Parent Entity | Property | Australia
Credit risk management
Loans	60,743	55,934
Total all other on balance sheet	548	668
Undrawn credit commitments	13,771	13,341
Total gross credit risk	75,062	69,943
Parent Entity | Property | New Zealand
Credit risk management
Total all other on balance sheet	141	138
Undrawn credit commitments		1
Total gross credit risk	141	139
Parent Entity | Property | Other overseas
Credit risk management
Loans	241	235
Total all other on balance sheet	1	1
Undrawn credit commitments	16	20
Total gross credit risk	258	256
Parent Entity | Property services and business services | Australia
Credit risk management
Loans	14,013	13,147
Total all other on balance sheet	151	207
Undrawn credit commitments	7,921	6,542
Total gross credit risk	22,085	19,896
Parent Entity | Property services and business services | New Zealand
Credit risk management
Loans	2	5
Total all other on balance sheet	21	19
Undrawn credit commitments	13	13
Total gross credit risk	36	37
Parent Entity | Property services and business services | Other overseas
Credit risk management
Loans	480	521
Total all other on balance sheet	35	22
Undrawn credit commitments	794	395
Total gross credit risk	1,309	938
Parent Entity | Services | Australia
Credit risk management
Loans	12,802	13,258
Total all other on balance sheet	107	86
Undrawn credit commitments	8,369	8,546
Total gross credit risk	21,278	21,890
Parent Entity | Services | New Zealand
Credit risk management
Total all other on balance sheet	39	20
Undrawn credit commitments	6	7
Total gross credit risk	45	27
Parent Entity | Services | Other overseas
Credit risk management
Loans	17	173
Total all other on balance sheet		1
Undrawn credit commitments	626	332
Total gross credit risk	643	506
Parent Entity | Trade | Australia
Credit risk management
Loans	14,962	13,924
Total all other on balance sheet	365	452
Undrawn credit commitments	9,933	9,457
Total gross credit risk	25,260	23,833
Parent Entity | Trade | New Zealand
Credit risk management
Loans	266	316
Total all other on balance sheet	28	20
Undrawn credit commitments	223	254
Total gross credit risk	517	590
Parent Entity | Trade | Other overseas
Credit risk management
Loans	768	868
Total all other on balance sheet	3	3
Undrawn credit commitments	1,787	1,243
Total gross credit risk	2,558	2,114
Parent Entity | Transport and storage | Australia
Credit risk management
Loans	9,978	8,593
Total all other on balance sheet	682	668
Undrawn credit commitments	6,313	5,440
Total gross credit risk	16,973	14,701
Parent Entity | Transport and storage | New Zealand
Credit risk management
Loans	1	1
Total all other on balance sheet	76	15
Undrawn credit commitments	32	20
Total gross credit risk	109	36
Parent Entity | Transport and storage | Other overseas
Credit risk management
Loans	499	410
Total all other on balance sheet	15	6
Undrawn credit commitments	103	128
Total gross credit risk	617	544
Parent Entity | Utilities | Australia
Credit risk management
Loans	8,145	7,280
Total all other on balance sheet	983	924
Undrawn credit commitments	8,373	5,879
Total gross credit risk	17,501	14,083
Parent Entity | Utilities | New Zealand
Credit risk management
Total all other on balance sheet	327	311
Undrawn credit commitments	94	77
Total gross credit risk	421	388
Parent Entity | Utilities | Other overseas
Credit risk management
Loans	228	207
Total all other on balance sheet	1	1
Undrawn credit commitments	139	18
Total gross credit risk	368	226
Parent Entity | Retail lending | Australia
Credit risk management
Loans	511,023	494,297
Total all other on balance sheet	1,056	934
Undrawn credit commitments	84,006	85,644
Total gross credit risk	596,085	580,875
Parent Entity | Retail lending | Other overseas
Credit risk management
Loans	282	290
Undrawn credit commitments	10	11
Total gross credit risk	292	301
Parent Entity | Other | Australia
Credit risk management
Loans	1,330	1,276
Total all other on balance sheet	521	474
Undrawn credit commitments	1,781	1,545
Total gross credit risk	3,632	3,295
Parent Entity | Other | New Zealand
Credit risk management
Total all other on balance sheet		2
Undrawn credit commitments	1	1
Total gross credit risk	1	3
Parent Entity | Other | Other overseas
Credit risk management
Loans	30	27
Total all other on balance sheet	94	75
Undrawn credit commitments	20	20
Total gross credit risk	$ 144	$ 122